Earnings per equity share - Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2025 ₨ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2023 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 90.01	$ 1.05	₨ 88.66	₨ 89.02
Effect of potential equity shares for stock options outstanding | (per share)	0.38	0.01	0.35	0.34
Diluted earnings per share | (per share)	89.63	1.04	88.31	88.68
Basic earnings per share | (per share)	270.03	3.15	265.98	267.06
Diluted earnings per share | (per share)	268.89	3.12	264.93	266.04
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.14	$ 0.03	₨ 1.05	₨ 1.02